UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number: 811-04995

                    SIT U.S. GOVERNMENT SECURITIES FUND, INC.
               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

            3300 IDS Center, 80 S. 8th Street, Minneapolis, MN 55402
               (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)

                              Kelly K. Boston, Esq.
                        3300 IDS Center, 80 S. 8th Street
                              Minneapolis, MN 55402
                     (NAME AND ADDRESS OF AGENT FOR SERVICE)

        Registrant's telephone number, including area code: 612-332-3223

                  Date of fiscal year end:  March 31, 2006

                  Date of reporting period: December 31, 2006

ITEM 1. SCHEDULE OF INVESTMENTS
        -----------------------

Sit U.S. Government Securities Fund, Inc.

THE FUND'S SCHEDULE OF INVESTMENTS AS OF THE DATE ON THE COVER OF THIS REPORT HAS NOT BEEN AUDITED. THIS REPORT IS PROVIDED FOR THE GENERAL INFORMATION OF THE FUND'S SHAREHOLDERS. FOR MORE INFORMATION REGARDING THE FUND AND ITS HOLDINGS, PLEASE SEE THE FUND'S MOST RECENT PROSPECTUS AND ANNUAL REPORT.

=========================================================================
U.S. GOVERNMENT SECURITIES FUND
PORTFOLIO OF INVESTMENTS - December 31, 2006 (Unaudited)
=========================================================================

-------------------------------------------------------------------------

-------------------------------------------------------------------------
MORTGAGE PASS-THROUGH SECURITIES (58.8%) (2)
    FEDERAL HOME LOAN MORTGAGE CORPORATION (15.1%):
        Par ($)   Coupon   Maturity                   Market Value ($)(1)
        -------   ------   --------                   -------------------
      1,656,730    3.08%   5/1/2034                             1,644,259
         50,167    5.50%   8/1/2017                                50,679
        216,733    6.38%   12/1/2026                              220,159
         77,142    6.38%   8/1/2027                                78,925
        123,250    6.38%   12/1/2027                              126,100
        720,254    6.50%   8/1/2029                               733,609
         89,194    7.00%   6/1/2019                                92,405
      1,348,639    7.00%   10/1/2031                            1,376,306
        312,568    7.38%   12/17/2024                             323,710
         32,600    7.50%   2/1/2017                                34,132
        158,215    7.50%   1/1/2023                               164,927
        157,343    7.50%   8/1/2023                               163,792
        533,792    7.50%   1/1/2027                               556,839
        865,904    7.50%   7/1/2029                               897,113
         63,145    7.50%   1/1/2030                                65,720
        135,303    7.50%   9/1/2030                               141,302
      1,233,690    7.50%   1/1/2031                             1,280,211
      1,338,803    7.50%   10/1/2031                            1,401,746
      2,404,566    7.50%   4/1/2032                             2,491,231
      1,643,867    7.50%   7/1/2032                             1,709,098
        638,237    7.50%   6/1/2035                               666,257
         75,701    7.95%   10/1/2025                               79,081
         73,444    7.95%   10/1/2025                               77,260
         52,194    7.95%   11/1/2025                               54,906
         22,602    8.00%   5/1/2017                                23,423
         71,643    8.00%   1/1/2021                                74,598
        438,245    8.00%   12/1/2023                              455,520
        282,765    8.00%   9/15/2024                              297,682
         42,281    8.00%   12/1/2026                               44,698
        144,759    8.00%   6/1/2030                               152,801
         15,426    8.25%   12/1/2008                               15,498
         48,968    8.25%   12/1/2017                               51,706
          5,278    8.50%   1/1/2017                                 5,607
         28,308    8.50%   2/1/2017                                29,997
         28,157    8.50%   3/1/2017                                29,910
         77,050    8.50%   4/1/2017                                81,411
         78,190    8.50%   5/1/2017                                83,058
         26,246    8.50%   5/1/2017                                27,880
         76,441    8.50%   10/1/2019                               81,675
         39,529    8.50%   7/1/2021                                42,236
        438,619    8.50%   12/1/2029                              469,499
        530,554    8.50%   2/1/2031                               567,907
         24,083    8.75%   1/1/2017                                25,133
          8,034    9.00%   5/1/2009                                 8,187
          4,374    9.00%   6/1/2009                                 4,707
         12,463    9.00%   7/1/2009                                12,700
         14,324    9.00%   7/1/2009                                14,610
          1,237    9.00%   8/1/2009                                 1,262
         31,767    9.00%   12/1/2009                               32,372
          6,607    9.00%   9/1/2010                                 6,653
         14,096    9.00%   10/1/2013                               14,937
        149,352    9.00%   11/1/2015                              161,196
          9,218    9.00%   5/1/2016                                 9,843
        186,650    9.00%   5/1/2016                               201,452
         92,333    9.00%   7/1/2016                                98,592
         51,325    9.00%   10/1/2016                               54,312
         14,431    9.00%   1/1/2017                                15,381
          3,240    9.00%   1/1/2017                                 3,460
         35,420    9.00%   2/1/2017                                36,402
         90,692    9.00%   2/1/2017                                96,840
         36,419    9.00%   4/1/2017                                36,370
        688,055    9.00%   4/1/2017                               733,333
         26,461    9.00%   6/1/2017                                28,216
         33,671    9.00%   6/1/2017                                36,040
         87,174    9.00%   10/1/2017                               93,307
         47,204    9.00%   6/1/2018                                50,020
        197,278    9.00%   6/1/2019                               210,260
        138,950    9.00%   6/1/2019                               148,094
         91,655    9.00%   10/1/2019                               98,473
        287,758    9.00%   10/1/2019                              308,004
        266,026    9.00%   6/1/2021                               276,619
         22,024    9.00%   7/1/2021                                23,753
         33,744    9.00%   10/1/2021                               35,104
        234,785    9.00%   11/1/2025                              253,864
      3,358,340    9.00%   5/1/2031                             3,622,013

=========================================================================
U.S. GOVERNMENT SECURITIES FUND
PORTFOLIO OF INVESTMENTS - December 31, 2006 (Unaudited)
=========================================================================

-------------------------------------------------------------------------

-------------------------------------------------------------------------
        Par ($)   Coupon   Maturity                   Market Value ($)(1)
        -------   ------   --------                   -------------------
          3,684    9.25%   7/1/2008                                 3,767
         10,318    9.25%   8/1/2008                                10,549
          5,368    9.25%   8/1/2009                                 5,440
         22,910    9.25%   7/1/2010                                22,884
         15,262    9.25%   3/1/2011                                15,382
         23,828    9.25%   6/1/2016                                25,618
         19,216    9.25%   3/1/2017                                20,659
        249,128    9.25%   2/1/2018                               261,469
          8,562    9.25%   1/1/2019                                 8,629
         84,525    9.25%   3/1/2019                                89,258
        112,221    9.25%   3/1/2019                               116,144
         15,516    9.50%   10/1/2008                               15,892
         39,786    9.50%   2/1/2010                                40,689
         10,985    9.50%   5/1/2010                                11,428
         12,487    9.50%   6/1/2010                                12,771
          5,905    9.50%   1/1/2011                                 6,221
         12,019    9.50%   6/1/2016                                12,996
          6,053    9.50%   7/1/2016                                 6,545
         34,179    9.50%   10/1/2016                               36,957
          6,694    9.50%   6/1/2017                                 7,261
         46,902    9.50%   4/1/2018                                51,015
          7,789    9.50%   10/1/2018                                8,450
        265,716    9.50%   6/17/2019                              286,377
      1,170,609    9.50%   12/17/2021                           1,266,992
         18,729    9.75%   12/1/2008                               19,241
          5,059    9.75%   12/1/2008                                5,197
         24,910    9.75%   11/1/2009                               25,590
         10,233    9.75%   6/1/2011                                10,512
        172,631    9.75%   12/1/2016                              184,461
         41,067    9.75%   6/1/2017                                44,757
        148,443    9.75%   12/1/2017                              160,925
         34,387    10.00%  11/1/2010                               35,389
         38,270    10.00%  11/1/2011                               42,185
        171,035    10.00%  9/1/2020                               188,252
      1,145,968    10.00%  3/15/2025                            1,255,191
         13,597    10.25%  6/1/2010                                14,260
         32,905    10.25%  2/1/2017                                34,508
         47,014    10.29%  9/1/2016                                49,992
         55,295    10.50%  10/1/2013                               60,058
         77,054    10.50%  5/1/2014                                81,019
         26,241    10.50%  9/1/2015                                28,808
         17,631    10.50%  1/1/2019                                19,600
        326,266    10.50%  6/1/2019                               359,238
          6,785    11.00%  12/1/2011                                7,385
         23,779    11.00%  6/1/2015                                25,889
         16,714    11.00%  2/1/2016                                18,233
         13,521    11.00%  5/1/2019                                14,548
         16,805    11.00%  7/1/2019                                18,492
        786,604    11.00%  8/15/2020                              861,737
          7,699    11.25%  10/1/2009                                8,157
         26,214    11.25%  8/1/2011                                28,782
         19,571    13.00%  5/1/2017                                22,062
                                                        -----------------
                                                               29,684,243
                                                        -----------------

    FEDERAL NATIONAL MORTGAGE ASSOCIATION (29.4%):
         Par ($)   Coupon  Maturity                    Market Value ($)(1)
        254,334    3.48%   7/1/2034                               255,284
        209,099    3.66%   8/1/2033                               204,641
        290,176    3.70%   8/1/2033                               283,221
        338,809    3.89%   6/1/2033                               336,658
         77,067    5.76%   3/1/2033                                77,064
         27,433    6.49%   3/1/2019                                27,572
         88,968    6.49%   2/1/2032                                90,984
         72,601    6.49%   4/1/2032                                74,247
         57,150    6.91%   11/1/2026                               59,198
        188,337    6.91%   8/1/2027                               195,086
        425,481    6.95%   8/1/2021                               437,162
         14,509    7.00%   2/1/2017                                15,046
         24,264    7.00%   4/1/2027                                25,275
        624,215    7.00%   1/1/2029                               640,731
         28,097    7.00%   10/1/2029                               28,966
      1,891,829    7.00%   11/1/2029                            1,950,380

=========================================================================
U.S. GOVERNMENT SECURITIES FUND
PORTFOLIO OF INVESTMENTS - December 31, 2006 (Unaudited)
=========================================================================

-------------------------------------------------------------------------

-------------------------------------------------------------------------
        Par ($)   Coupon   Maturity                   Market Value ($)(1)
        -------   ------   --------                   -------------------
        299,934    7.00%   5/1/2031                               308,638
         51,813    7.00%   9/1/2031                                53,358
        388,403    7.00%   2/1/2032                               398,679
        367,558    7.00%   6/1/2032                               380,128
         47,518    7.00%   7/1/2032                                48,882
        626,634    7.00%   9/1/2032                               644,611
        490,979    7.00%   4/1/2034                               503,969
      1,320,989    7.45%   6/1/2016                             1,417,380
        347,509    7.50%   11/1/2012                              349,823
        845,872    7.50%   6/1/2022                               881,616
        930,645    7.50%   8/1/2022                               974,429
         38,442    7.50%   7/1/2023                                40,083
         18,210    7.50%   7/1/2023                                19,002
      1,037,494    7.50%   5/1/2024                             1,074,995
         48,328    7.50%   9/1/2027                                50,932
        759,432    7.50%   5/1/2029                               786,883
         63,683    7.50%   11/1/2029                               66,495
        809,054    7.50%   1/1/2031                               844,384
        181,289    7.50%   6/1/2031                               186,898
        233,307    7.50%   3/1/2032                               242,515
        120,701    7.50%   8/1/2032                               124,394
        141,886    7.50%   9/1/2032                               146,208
        636,410    7.50%   12/1/2034                              659,413
      1,850,618    7.50%   7/1/2036                             1,917,511
      1,020,667    7.50%   8/1/2036                             1,057,560
        668,313    7.95%   9/15/2020                              703,752
         25,258    8.00%   8/1/2009                                25,682
        223,777    8.00%   4/1/2016                               236,581
         43,545    8.00%   7/1/2017                                43,827
        532,134    8.00%   7/1/2021                               563,952
        153,315    8.00%   1/1/2022                               161,505
        104,979    8.00%   5/1/2023                               110,380
         76,052    8.00%   9/1/2023                                80,169
        384,021    8.00%   9/1/2027                               406,621
        612,674    8.00%   5/1/2029                               645,732
        376,419    8.00%   2/1/2031                               396,730
        539,735    8.00%   12/1/2031                              568,858
        876,001    8.00%   9/1/2032                               926,979
      1,716,705    8.00%   5/1/2036                             1,809,335
        671,022    8.00%   6/1/2036                               707,272
        379,927    8.00%   7/1/2036                               400,427
         50,171    8.25%   4/1/2022                                52,397
         96,949    8.25%   4/25/2025                               99,315
        627,301    8.33%   7/15/2020                              680,186
        297,186    8.38%   7/20/2028                              318,281
      2,838,604    8.45%   5/31/2035                            3,051,973
         41,648    8.50%   11/1/2010                               42,738
        202,434    8.50%   9/1/2013                               203,873
        535,626    8.50%   2/1/2016                               569,027
         65,000    8.50%   6/1/2017                                65,536
         22,074    8.50%   9/1/2017                                23,122
         97,331    8.50%   8/1/2018                               104,032
         27,725    8.50%   7/1/2022                                29,782
         18,347    8.50%   5/1/2024                                19,720
        153,747    8.50%   7/1/2026                               163,997
        921,928    8.50%   11/1/2026                              989,543
        458,764    8.50%   11/1/2028                              492,775
        826,670    8.50%   12/1/2028                              887,299
        272,338    8.50%   1/1/2030                               291,615
         64,345    8.50%   11/1/2030                               68,866
         18,219    8.50%   1/1/2031                                19,504
        320,436    8.52%   9/15/2030                              341,885
        639,789    8.71%   7/20/2030                              686,440
        114,904    8.87%   12/15/2025                             126,847
         71,072    9.00%   1/1/2009                                72,915
         12,938    9.00%   5/1/2009                                13,196
         25,250    9.00%   5/1/2009                                25,565
         20,946    9.00%   5/1/2009                                21,364
         43,151    9.00%   3/1/2011                                44,645
         26,999    9.00%   9/1/2017                                28,961
         39,793    9.00%   2/1/2018                                42,684
         22,339    9.00%   10/1/2019                               23,818
         52,287    9.00%   12/15/2019                              55,651

=========================================================================
U.S. GOVERNMENT SECURITIES FUND
PORTFOLIO OF INVESTMENTS - December 31, 2006 (Unaudited)
=========================================================================

-------------------------------------------------------------------------

-------------------------------------------------------------------------
        Par ($)   Coupon   Maturity                   Market Value ($)(1)
        -------   ------   --------                   -------------------
        226,327    9.00%   6/15/2025                              246,357
         58,010    9.00%   5/1/2030                                63,087
         29,499    9.00%   7/1/2031                                31,991
      7,245,150    9.00%   3/1/2032                             7,840,930
         30,504    9.25%   10/1/2009                               31,227
         16,302    9.25%   7/1/2010                                16,828
         52,869    9.25%   10/1/2016                               57,068
         60,233    9.25%   12/1/2016                               65,016
        128,279    9.25%   2/1/2017                               137,930
        216,817    9.34%   8/20/2027                              241,786
         40,166    9.50%   12/1/2009                               41,616
         22,232    9.50%   11/1/2018                               24,318
         47,312    9.50%   5/1/2019                                51,889
         53,584    9.50%   10/1/2019                               57,946
        788,265    9.50%   3/1/2020                               877,733
         47,832    9.50%   6/1/2020                                52,318
        920,766    9.50%   7/1/2020                             1,007,822
        102,951    9.50%   9/1/2020                               112,184
        152,320    9.50%   10/15/2020                             164,204
         26,885    9.50%   12/15/2020                              28,983
        107,739    9.50%   12/15/2020                             116,653
         42,315    9.50%   3/1/2021                                46,135
         36,597    9.50%   4/15/2021                               39,797
        213,736    9.50%   5/1/2027                               235,893
      4,318,320    9.50%   8/1/2031                             4,735,533
      1,235,067    9.55%   8/20/2025                            1,357,130
        124,570    9.75%   1/15/2013                              134,159
        115,765    9.75%   1/1/2021                               126,766
        215,179    9.75%   10/1/2021                              237,533
        246,571    9.75%   4/1/2025                               272,186
         35,363    10.00%  5/1/2011                                36,959
         97,582    10.00%  7/1/2013                               104,447
        521,863    10.00%  2/1/2015                               565,750
        730,597    10.00%  3/1/2015                               805,261
         67,960    10.00%  11/1/2016                               73,909
         42,522    10.00%  9/1/2019                                46,663
         16,109    10.00%  11/1/2020                               17,831
         35,537    10.00%  1/1/2021                                39,433
         86,492    10.00%  1/1/2024                                95,082
        436,442    10.00%  2/1/2028                               482,545
        299,227    10.18%  7/1/2020                               326,582
        237,234    10.25%  8/15/2013                              256,762
         26,840    10.50%  5/1/2015                                28,679
        191,432    10.50%  1/1/2016                               212,734
         62,740    10.50%  12/1/2017                               69,224
        105,393    10.50%  4/1/2022                               114,362
         12,264    10.75%  11/1/2010                               12,704
          4,206    11.00%  4/1/2014                                 4,606
         23,247    11.00%  8/1/2015                                24,668
         19,326    11.00%  4/1/2017                                20,697
        318,018    11.27%  8/15/2020                              354,447
        212,027    11.75%  10/20/2022                             238,077
                                                        -----------------
                                                               57,710,095
                                                        -----------------

    GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (14.2%):
        414,498    5.50%   9/15/2025                              414,881
        238,373    5.76%   3/20/2033                              239,159
         82,547    5.76%   3/20/2033                               82,819
        110,566    5.76%   3/20/2033                              110,930
        352,976    5.76%   5/20/2033                              354,140
        115,612    5.76%   5/20/2033                              115,993
         93,885    5.76%   6/20/2033                               94,194
        107,897    5.76%   6/20/2033                              108,252
         70,524    6.00%   9/15/2018                               71,361
         82,695    6.05%   3/20/2033                               83,275
        286,164    6.25%   5/15/2013                              290,815
        345,561    6.25%   12/15/2023                             354,397
        233,196    6.25%   1/15/2024                              239,284
        219,550    6.38%   12/15/2027                             225,000
        299,171    6.38%   4/15/2028                              306,582
        251,432    6.49%   11/20/2031                             257,362
         48,800    6.49%   12/20/2031                              49,951
        258,376    6.49%   4/20/2032                              264,393
         74,673    6.49%   6/20/2032                               76,412
         55,258    6.49%   6/20/2032                               56,545
         88,344    6.49%   12/20/2032                              90,401
         39,607    6.57%   9/20/2032                               40,238
        114,772    6.57%   11/20/2032                             116,600

=========================================================================
U.S. GOVERNMENT SECURITIES FUND
PORTFOLIO OF INVESTMENTS - December 31, 2006 (Unaudited)
=========================================================================

-------------------------------------------------------------------------

-------------------------------------------------------------------------
        Par ($)   Coupon   Maturity                   Market Value ($)(1)
        -------   ------   --------                   -------------------
         66,185    6.57%   1/20/2033                               67,224
         84,147    6.57%   3/20/2033                               85,468
         79,218    6.75%   9/15/2015                               81,405
        411,496    6.75%   8/15/2028                              422,204
        193,583    6.75%   6/15/2029                              198,596
        133,115    6.75%   6/15/2029                              136,562
        530,779    6.91%   7/20/2026                              545,377
         34,065    7.00%   9/20/2016                               34,893
        497,180    7.00%   2/15/2028                              513,626
        931,564    7.00%   7/15/2029                              962,914
      1,012,287    7.00%   10/15/2032                           1,045,961
        768,846    7.00%   11/15/2032                             794,462
         17,120    7.05%   2/15/2023                               17,659
        134,324    7.05%   9/20/2026                              138,176
         81,170    7.05%   11/20/2026                              83,498
         68,861    7.05%   1/20/2027                               70,857
        191,215    7.05%   4/20/2027                              196,758
         93,022    7.15%   12/20/2026                              95,948
         76,539    7.15%   3/20/2027                               78,972
        247,367    7.15%   4/20/2027                              255,230
         19,481    7.25%   8/15/2010                               19,909
        130,906    7.25%   5/15/2029                              135,706
         64,816    7.27%   7/20/2022                               66,929
         61,460    7.38%   1/15/2029                               63,912
        453,564    7.38%   3/15/2031                              463,798
            832    7.50%   3/15/2007                                  835
         76,039    7.50%   5/15/2016                               79,491
        957,120    7.50%   10/15/2035                             999,971
        415,443    7.50%   6/15/2036                              432,740
         69,998    7.55%   7/20/2022                               73,079
         97,356    7.55%   10/20/2022                             101,642
         95,087    7.63%   10/15/2029                              99,814
         92,282    7.65%   10/20/2021                              96,524
         88,082    7.65%   7/20/2022                               92,195
        183,384    7.75%   6/15/2020                              193,052
        190,270    7.75%   7/15/2020                              200,301
        143,924    7.75%   8/15/2020                              151,512
        205,111    7.75%   8/15/2020                              215,924
         84,072    7.75%   11/15/2020                              88,504
        528,048    7.75%   10/15/2022                             561,250
         44,591    7.90%   1/20/2021                               46,931
         33,188    7.90%   1/20/2021                               34,929
         29,755    7.90%   4/20/2021                               31,317
         98,345    7.95%   2/15/2020                              104,044
         42,718    7.95%   5/20/2025                               45,020
        121,593    7.95%   7/20/2025                              128,145
         48,867    7.95%   8/20/2025                               51,500
        167,125    7.95%   9/20/2025                              176,130
         27,549    7.95%   10/20/2025                              29,034
         37,848    7.95%   10/20/2025                              39,887
         32,170    7.95%   10/20/2025                              33,903
         73,277    7.95%   1/20/2026                               77,270
         84,060    7.95%   1/20/2026                               88,640
        121,432    7.95%   4/20/2026                              128,048
         23,759    7.95%   6/20/2026                               25,054
         32,625    7.95%   9/20/2026                               34,402
         39,649    7.95%   9/20/2026                               41,809
        120,229    7.95%   11/20/2026                             126,780
         35,625    7.95%   12/20/2026                              37,566
         46,576    7.95%   3/20/2027                               49,110
         53,680    7.99%   2/20/2021                               56,622
         60,631    7.99%   4/20/2021                               63,955
        135,260    7.99%   7/20/2021                              142,675
        103,149    7.99%   9/20/2021                              108,804
        103,466    7.99%   10/20/2021                             109,139
        234,036    7.99%   1/20/2022                              247,114
        365,654    7.99%   6/20/2022                              386,086
         26,380    8.00%   10/15/2012                              27,673
        445,781    8.00%   10/15/2014                             473,954
         62,122    8.00%   5/15/2016                               65,937
        228,801    8.00%   6/15/2016                              242,855
         84,974    8.00%   9/15/2016                               90,193
         83,071    8.00%   11/20/2016                              87,053
         42,593    8.00%   7/20/2023                               44,883
         26,120    8.00%   12/20/2023                              27,523
          3,660    8.00%   2/20/2024                                3,859
        134,026    8.00%   2/20/2026                              141,518

=========================================================================
U.S. GOVERNMENT SECURITIES FUND
PORTFOLIO OF INVESTMENTS - December 31, 2006 (Unaudited)
=========================================================================

-------------------------------------------------------------------------

-------------------------------------------------------------------------
        Par ($)   Coupon   Maturity                   Market Value ($)(1)
        -------   ------   --------                   -------------------
         24,596    8.00%   12/20/2026                              25,971
         77,379    8.00%   9/15/2029                               82,069
         36,731    8.00%   1/20/2032                               38,791
        263,586    8.10%   5/20/2019                              278,789
         35,206    8.10%   6/20/2019                               37,236
        123,667    8.10%   7/20/2019                              130,800
        165,493    8.10%   9/20/2019                              175,038
         81,850    8.10%   9/20/2019                               86,571
         82,825    8.10%   10/20/2019                              87,602
         74,192    8.10%   1/20/2020                               78,577
         92,455    8.10%   7/20/2020                               97,920
        109,457    8.25%   12/15/2011                             114,982
         21,177    8.25%   1/15/2012                               22,356
         55,260    8.25%   8/15/2015                               58,957
        399,174    8.25%   4/15/2019                              425,309
        134,476    8.25%   2/15/2020                              143,491
         19,670    8.25%   4/15/2027                               20,972
         39,565    8.25%   6/15/2027                               42,185
         42,695    8.38%   10/15/2019                              45,620
        108,335    8.40%   2/15/2019                              115,841
         31,827    8.40%   4/15/2019                               34,032
        118,026    8.40%   6/15/2019                              126,204
         40,862    8.40%   9/15/2019                               43,693
         56,012    8.40%   9/15/2019                               59,892
         55,874    8.40%   2/15/2020                               59,841
         33,131    8.50%   12/15/2011                              34,935
        101,905    8.50%   1/15/2012                              108,038
         12,961    8.50%   4/15/2015                               13,901
         61,390    8.50%   4/15/2015                               65,839
        179,521    8.50%   9/15/2016                              193,137
         86,178    8.50%   1/15/2017                               92,967
        107,018    8.50%   12/15/2021                             115,074
         85,376    8.50%   12/15/2021                              91,688
         12,951    8.50%   7/20/2022                               13,893
         89,501    8.50%   10/20/2022                              96,012
         43,525    8.50%   9/20/2024                               46,798
         78,848    8.50%   3/20/2025                               84,820
        242,567    8.50%   12/20/2026                             259,255
         26,494    8.50%   8/15/2030                               28,429
         39,498    8.50%   12/15/2030                              42,383
         55,503    8.60%   5/15/2018                               58,965
         49,889    8.60%   6/15/2018                               53,001
         59,278    8.63%   10/15/2018                              62,921
         26,858    8.75%   11/15/2009                              28,146
         32,385    8.75%   6/15/2011                               34,368
        171,317    8.75%   11/15/2011                             181,807
         30,056    8.75%   12/15/2011                              31,897
         95,848    8.75%   10/15/2030                             103,291
          5,979    9.00%   10/15/2007                               6,149
         13,927    9.00%   9/15/2008                               14,246
          4,474    9.00%   9/15/2008                                4,577
          6,914    9.00%   11/15/2008                               7,072
         13,062    9.00%   12/15/2008                              13,362
          1,727    9.00%   2/15/2009                                1,782
          8,808    9.00%   4/15/2009                                9,087
          7,607    9.00%   4/15/2009                                7,904
          1,303    9.00%   5/15/2009                                1,345
         11,612    9.00%   8/15/2009                               12,064
         11,886    9.00%   9/15/2009                               12,350
          5,394    9.00%   10/15/2009                               5,564
         19,889    9.00%   11/15/2009                              20,896
          3,349    9.00%   12/15/2009                               3,479
         51,009    9.00%   7/15/2010                               53,063
         81,887    9.00%   5/15/2011                               87,226
         35,506    9.00%   5/15/2011                               37,821
         57,805    9.00%   6/15/2011                               61,574
         59,823    9.00%   7/15/2011                               63,723
         76,110    9.00%   8/15/2011                               81,073
         21,776    9.00%   8/15/2011                               23,087
         84,090    9.00%   9/15/2011                               89,573
         77,650    9.00%   9/15/2011                               82,713
         48,070    9.00%   9/15/2011                               51,204
         46,433    9.00%   10/15/2011                              49,461
         33,328    9.00%   1/15/2012                               35,699
         44,249    9.00%   5/20/2015                               47,000
        116,754    9.00%   7/15/2015                              124,480
         33,941    9.00%   8/15/2015                               36,187
         93,617    9.00%   12/20/2015                              99,437
         14,689    9.00%   5/20/2016                               15,654
        127,531    9.00%   1/15/2017                              138,907
         10,218    9.00%   3/20/2017                               10,894
        322,087    9.00%   7/15/2017                              350,820
        194,311    9.00%   8/20/2017                              207,178

=========================================================================
U.S. GOVERNMENT SECURITIES FUND
PORTFOLIO OF INVESTMENTS - December 31, 2006 (Unaudited)
=========================================================================

-------------------------------------------------------------------------

-------------------------------------------------------------------------
        Par ($)   Coupon   Maturity                   Market Value ($)(1)
        -------   ------   --------                   -------------------
          2,592    9.00%   7/20/2021                                2,782
          1,294    9.00%   10/20/2021                               1,389
        278,364    9.00%   11/15/2024                             299,246
         38,458    9.00%   7/20/2025                               41,452
        132,118    9.00%   4/15/2026                              142,852
         23,150    9.10%   5/15/2018                               24,982
         55,652    9.25%   11/15/2009                              58,945
         33,291    9.25%   1/15/2010                               35,541
         30,285    9.25%   4/15/2010                               32,331
         25,053    9.25%   11/15/2010                              26,746
         59,085    9.25%   11/15/2011                              63,556
         11,291    9.25%   4/15/2012                               12,220
         12,318    9.50%   9/15/2009                               12,739
         75,732    9.50%   10/15/2009                              78,325
         16,857    9.50%   10/15/2009                              17,434
          4,922    9.50%   10/15/2009                               5,090
         23,327    9.50%   11/15/2009                              24,769
         65,985    9.50%   1/15/2010                               70,667
         13,590    9.50%   2/15/2010                               14,179
         38,258    9.50%   4/15/2010                               40,473
         20,093    9.50%   8/15/2010                               21,519
         31,828    9.50%   11/15/2010                              34,086
         20,209    9.50%   1/15/2011                               21,819
         80,994    9.50%   3/15/2011                               87,448
         14,996    9.50%   3/20/2016                               16,178
         43,392    9.50%   11/20/2016                              46,811
          3,329    9.50%   8/20/2017                                3,602
          3,907    9.50%   12/20/2017                               4,229
          5,077    9.50%   4/20/2018                                5,510
          1,737    9.50%   5/20/2018                                1,885
         37,190    9.50%   6/20/2018                               40,359
         30,992    9.50%   7/20/2018                               33,634
         22,464    9.50%   8/20/2018                               24,379
         73,991    9.50%   9/20/2018                               80,297
         43,403    9.50%   9/20/2018                               47,102
         12,497    9.50%   9/20/2018                               13,562
         44,127    9.50%   8/20/2019                               48,001
          3,761    9.50%   10/20/2019                               4,091
         39,008    9.75%   8/15/2009                               41,721
         40,092    9.75%   9/15/2009                               42,880
        115,846    9.75%   8/15/2010                              125,462
         29,390    9.75%   11/15/2010                              31,829
        151,035    9.75%   12/15/2010                             163,571
        122,791    9.75%   1/15/2011                              134,217
         81,481    9.75%   1/15/2011                               89,064
         23,361    9.75%   10/15/2012                              25,717
          9,923    9.75%   10/15/2012                              10,924
         11,740    9.75%   10/15/2012                              12,924
          9,035    9.75%   11/15/2012                               9,946
         31,226    9.75%   11/15/2012                              34,376
         25,306    9.75%   11/15/2012                              27,859
         27,806    9.75%   11/15/2012                              30,612
         17,289    10.00%  11/15/2008                              18,253
          1,342    10.00%  11/15/2009                               1,406
          4,315    10.00%  6/15/2010                                4,688
         61,988    10.00%  6/15/2010                               67,347
         20,126    10.00%  7/15/2010                               21,866
          8,732    10.00%  7/15/2010                                9,487
          8,924    10.00%  10/15/2010                               9,696
         48,251    10.00%  11/15/2010                              52,423
         31,652    10.00%  3/20/2016                               34,764
         17,700    10.00%  11/15/2017                              19,565
         31,871    10.00%  2/15/2019                               35,234
         19,903    10.00%  2/20/2019                               21,924
         21,416    10.00%  3/20/2019                               23,590
         16,215    10.00%  5/20/2019                               17,861
        218,007    10.00%  10/15/2019                             246,350
         40,601    10.00%  11/15/2019                              44,886
         31,776    10.00%  12/15/2020                              35,172
        105,105    10.00%  6/15/2021                              116,461
         26,149    10.25%  5/15/2009                               27,795
         19,128    10.25%  11/15/2011                              20,818
         20,721    10.25%  1/15/2012                               22,709
          8,490    10.25%  2/15/2012                                9,305
          7,879    10.25%  7/15/2012                                8,635

=========================================================================
U.S. GOVERNMENT SECURITIES FUND
PORTFOLIO OF INVESTMENTS - December 31, 2006 (Unaudited)
=========================================================================

-------------------------------------------------------------------------

-------------------------------------------------------------------------
        Par ($)   Coupon   Maturity                   Market Value ($)(1)
        -------   ------   --------                   -------------------
         26,604    10.50%  6/15/2009                               28,350
          5,244    10.50%  7/15/2010                                5,662
          9,518    10.50%  9/15/2015                               10,509
         12,439    10.50%  11/15/2015                              13,733
          3,842    10.50%  8/20/2017                                4,247
         47,954    10.50%  11/15/2018                              53,294
         44,839    10.50%  6/15/2019                               49,975
        226,029    10.50%  2/15/2020                              250,945
        162,806    10.50%  8/15/2021                              183,935
          2,930    10.75%  1/15/2010                                3,172
          1,302    10.75%  7/15/2011                                1,417
         24,913    11.25%  6/15/2010                               27,200
         32,271    11.25%  9/15/2010                               35,233
          4,149    11.25%  9/15/2010                                4,530
         17,614    11.25%  3/15/2011                               19,331
          8,355    11.25%  3/15/2011                                9,168
         39,286    11.25%  4/15/2011                               43,113
          9,142    11.25%  5/15/2011                               10,032
         29,474    11.25%  7/15/2011                               32,346
          6,351    11.25%  7/15/2011                                6,970
          8,646    11.25%  7/15/2011                                9,488
         13,786    11.25%  9/15/2011                               15,129
         11,128    11.25%  10/15/2011                              12,212
         95,119    11.50%  8/15/2018                              104,055
                                                        -----------------
                                                               27,921,792
                                                        -----------------

Total mortgage pass-through securities                        115,316,130
    (cost: $115,965,099)                                -----------------

TAXABLE MUNICIPAL SECURITIES (0.3%) (2)
        214,000  Bernalillo Multifamily Rev. Series
                   1998A, 7.50%, 9/20/20                          226,844
         35,000  Cuyahoga County Multifamily Rev.
                   Series 2000B, 7.00%, 1/20/08                    35,390
         30,000  Louisiana Comm. Dev. Auth Rev.
                   Series 2002B, 5.25%, 12/20/07                   29,843
        385,000  Maplewood Multifamily Rev.
                   Series 1998B, 6.75%, 7/20/15                   384,834
                                                        -----------------

Total taxable municipal securities                                676,911
    (cost: $664,000)                                    -----------------

U.S. TREASURY / FEDERAL AGENCY SECURITIES (4.5%) (2)
      5,000,000  FNMA Strip, zero coupon,
                   4.88% effective yield, 11/15/30              1,477,920
                 U.S. Treasury Strips, Zero Coupon:
        754,202    5.28% Effective Yield, 11/15/10                631,225
      4,875,000    5.36% Effective Yield, 2/15/12               3,850,343
      3,500,000    5.45% Effective Yield, 5/15/30               1,134,158
      1,700,000    4.60% Effective Yield, 8/15/16               1,720,320
                                                        -----------------

Total U.S. Treasury / Federal Agency securities                 8,813,966
    (cost: $8,893,640)                                  -----------------

COLLATERALIZED MORTGAGE OBLIGATIONS (35.4%) (2)
    FEDERAL HOME LOAN MORTGAGE CORP.:
        Par ($)   Coupon   Maturity                   Market Value ($)(1)
        -------   ------   --------                   -------------------
        617,652    3.00%   2/15/2023                              565,116
      3,234,748    3.25%   4/15/2032                            2,973,705
        655,834    3.50%   5/15/2029                              614,698
        603,758    4.00%   11/15/2014                             582,002
      2,715,178    4.00%   5/31/2025                            2,495,952
        342,042    4.00%   12/15/2032                             321,230
      1,082,495    4.50%   5/15/2032                            1,057,725
        500,000    5.50%   7/15/2031                              497,068
      5,000,000    5.50%   3/15/2032                            4,958,435
        825,419    6.95%   3/15/2028                              852,634
        541,671    7.50%   6/15/2017                              566,366
        279,790    7.50%   9/15/2030                              285,985
         18,496    7.75%   3/18/2025                               18,822
        263,748    8.00%   11/25/2022                             272,405

=========================================================================
U.S. GOVERNMENT SECURITIES FUND
PORTFOLIO OF INVESTMENTS - December 31, 2006 (Unaudited)
=========================================================================

-------------------------------------------------------------------------

-------------------------------------------------------------------------
        Par ($)   Coupon   Maturity                   Market Value ($)(1)
        -------   ------   --------                   -------------------
         93,012    8.00%   3/15/2023                               96,442
         34,853    9.15%   10/15/2020                              36,565
      1,489,878    9.50%   2/15/2020                            1,556,196
                                                        -----------------
                                                               17,751,346
                                                        -----------------
    FEDERAL NATIONAL MORTGAGE ASSOCIATION:
        Par ($)   Coupon   Maturity                   Market Value ($)(1)
        -------   ------   --------                   -------------------
      3,504,365    3.50%   2/25/2033                            3,192,798
        807,861    3.50%   3/25/2033                              761,003
        378,371    3.50%   8/25/2033                              339,830
      1,602,633    3.50%   6/25/2035                            1,531,026
        974,783    3.75%   5/25/2033                              890,682
      1,271,943    4.00%   11/25/2032                           1,216,916
        367,986    4.00%   1/25/2033                              348,253
      1,588,616    4.00%   3/25/2033                            1,487,073
      1,835,710    4.00%   5/25/2033                            1,737,597
        238,934    5.00%   8/25/2022                              233,997
      1,700,000    5.00%   12/25/2031                           1,633,131
      5,180,097    5.50%   5/25/2025                            5,126,895
      3,870,512    6.50%   10/25/2017                           3,953,695
         88,591    6.85%   12/18/2027                              91,205
        115,155    7.00%   1/25/2021                              116,033
         49,830    7.70%   3/25/2023                               52,505
        249,025    8.00%   7/25/2022                              263,797
        290,679    8.00%   7/25/2022                              300,298
        100,000    8.00%   7/18/2027                              112,057
        436,214    8.00%   7/25/2044                              456,259
         39,373    8.50%   1/25/2021                               42,086
         47,219    8.50%   4/25/2021                               48,660
        339,235    8.50%   9/25/2021                              363,037
        104,450    8.50%   1/25/2025                              110,032
        407,391    8.50%   6/25/2030                              486,042
         83,328    8.75%   9/25/2020                               86,667
        188,246    8.95%   10/25/2020                             203,114
        577,059    9.00%   7/25/2019                              619,072
        305,557    9.00%   12/25/2019                             329,166
        119,739    9.00%   5/25/2020                              126,340
         73,701    9.00%   6/25/2020                               78,559
        165,923    9.00%   6/25/2020                              175,543
         30,441    9.00%   7/25/2020                               32,887
        158,634    9.00%   9/25/2020                              171,117
        102,996    9.00%   10/25/2020                             109,839
        227,667    9.00%   3/1/2024                               241,799
      1,391,357    9.00%   11/25/2028                           1,536,096
        168,225    9.25%   1/25/2020                              182,371
        164,280    9.50%   12/25/2018                             179,098
        325,666    9.50%   3/25/2020                              355,475
         76,919    9.50%   4/25/2020                               81,693
        200,045    9.50%   5/25/2020                              217,469
        286,171    9.50%   11/25/2020                             311,805
         87,182    9.50%   11/25/2031                              92,327
        408,150    9.60%   3/25/2020                              446,000
                                                        -----------------
                                                               30,471,344
                                                        -----------------
    GOVERNMENT NATIONAL MORTGAGE ASSOCIATION:
        Par ($)   Coupon   Maturity                   Market Value ($)(1)
        -------   ------   --------                   -------------------
        599,651    4.00%   10/17/2029                             567,943
      2,668,175    7.00%   1/20/2032                            2,811,046
        421,645    8.00%   1/16/2030                              438,269
                                                        -----------------
                                                                3,817,258
                                                        -----------------
    VENDEE MORTGAGE TRUST:
        Par ($)   Coupon   Maturity                   Market Value ($)(1)
        -------   ------   --------                   -------------------
      1,000,000    5.00%   8/15/2028                              987,262
      1,000,000    5.00%   7/15/2030                              965,504
        146,994    5.63%   2/15/2024                              147,955
      2,000,000    6.00%   2/15/2030                            2,025,612

=========================================================================
U.S. GOVERNMENT SECURITIES FUND
PORTFOLIO OF INVESTMENTS - December 31, 2006 (Unaudited)
=========================================================================

-------------------------------------------------------------------------

-------------------------------------------------------------------------
        Par ($)   Coupon   Maturity                   Market Value ($)(1)
        -------   ------   --------                   -------------------
      8,702,858    6.50%   12/15/2028                           8,919,303
      3,792,510    7.00%   9/15/2027                            3,897,141
        364,575    8.29%   12/15/2026                             381,386
                                                        -----------------
                                                               17,324,163
                                                        -----------------

Total collateralized mortgage obligations                      69,364,111
    (cost: $70,704,830)                                 -----------------

SHORT-TERM SECURITIES (0.7%) (2)
      1,409,862    Dreyfus Cash Mgmt. Fund, 4.84%               1,409,862
                                                        -----------------
    (cost: $1,409,862)                                          1,409,862
                                                        -----------------

Total investments in securities
    (cost: $197,637,431)                                $     195,580,980
                                                        -----------------


Other Assets and Liabilities, Net (+0.3%)                         581,646

                                                        -----------------
Total Net Assets                                        $     196,162,626
                                                        =================


                                                        -----------------
Aggregate Cost                                                197,637,431
                                                        -----------------

Gross Unrealized Appreciation                                   1,067,406
Gross Unrealized Depreciation                                  (3,123,860)
                                                        -----------------
Net Unrealized Appreciation(Depreciation)                      (2,056,454)
                                                        =================

Notes To Schedule of Investments

(1) Securities are valued by procedures described in note 1 to the financial statements.
(2)  Percentage figures indicate percentage of total net assets.

ITEM 2. CONTROLS AND PROCEDURES
        -----------------------

(a) The Vice President and Treasurer and the Chairman have concluded that the Sit U.S. Government Securities Fund's (the "Fund") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Fund is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) There was no change in the Fund's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Fund's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

ITEM 3. EXHIBITS
        --------

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Sit U.S. Government Securities Fund, Inc.

By:      /s/ Paul E. Rasmussen
         ----------------------------
         Paul Rasmussen
         Vice President and Treasurer

Date:    February 13, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/ Paul E. Rasmussen
         ----------------------------
         Paul Rasmussen
         Vice President and Treasurer

Date:    February 13, 2007

By:      /s/ Eugene C. Sit
         ----------------------------
         Eugene C. Sit
         Chairman

Date:    February 13, 2007